Cover	Oct. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2026
Entity File Number	001-31588
Entity Registrant Name	SUNation Energy, Inc.
Entity Central Index Key	0000022701
Entity Tax Identification Number	41-0957999
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	171 Remington Boulevard
Entity Address, City or Town	Ronkonkoma
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11779
City Area Code	631
Local Phone Number	750-9454
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value, $.05 per share
Trading Symbol	SUNE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false